PAID-IN CAPITAL (Details) € / shares in Units, $ / shares in Units, $ in Millions									1 Months Ended
	Dec. 31, 2015 EUR (€) shares	Dec. 09, 2015 EUR (€) shares	Dec. 08, 2015 EUR (€) shares	Nov. 17, 2015 EUR (€) shares € / shares	Nov. 02, 2015	Aug. 05, 2015 EUR (€)	Jul. 03, 2013 shares	Dec. 22, 2011 EUR (€) € / shares shares	May 31, 2009 EUR (€)	Dec. 31, 2017 € / shares shares	Dec. 27, 2017 shares	Dec. 31, 2016 € / shares shares	Dec. 07, 2015 shares	Jul. 12, 2015 EUR (€)	May 09, 2015 EUR (€) shares	Feb. 28, 2015 € / shares	Jun. 28, 2013 USD ($)	Jun. 26, 2013 shares	May 31, 2013 $ / shares shares	Dec. 30, 2011 € / shares shares	Jan. 22, 2009 € / shares shares
Common stock increase in the context of the 2015 Recapitalization
Stock split convertion rate				15
Par value of ordinary shares distributed | € / shares				€ 0.3						€ 0.3		€ 0.3
Subscription price per share | € / shares				€ 4.5
Reduction of the number of shares from (share)				3,533,149,631
Reduction of the number of shares to (shares)				235,543,309
Share capital increase in the context of recapitalization of the banks pursuant to the provisions of Greek Law 3864/2010 | €														€ 4,482,000,000
Shortfall due to baseline scenario | €														1,456,000,000
Shortfall due to adverse scenario | €														€ 3,026,000,000
Paid In Capital [Line Items]
Common Stock Par Or Stated Value Per Share | € / shares				€ 0.3						€ 0.3		€ 0.3
Common stock issued										9,147,151,527		9,147,151,527
Number of converted ordinary shares received by HFSF													1,305,000,000
Common stock increase by issuance of new common shares
Issuance of common stock - Number of shares				8,911,608,218
Par value of ordinary shares distributed | € / shares				€ 0.3						€ 0.3		€ 0.3
Subscription price per share | € / shares				€ 4.5
Warrants
Number of warrants were granted to private investors																		245,779,626
Class of warrant or right number of securities called by each warrant or right ratio																54.86159%
Exercise price of the acquired new shares held by HFSF | € / shares																€ 64.35
Plus accrued interest at annual rate																3.00%
Margin for the first year																1.00%
Margin for the second year																2.00%
Margin for the third year																3.00%
Margin for the fourth year																4.00%
Margin for the remaining period																5.00%
Warrants remaining in force											245,743,123
Restricted voting rights of the shares held by the HFSF in the capital increase of Bank in 2013
Injected capital | €				€ 1,068,000,000
Issuance of CoCos				20,292
Issuance of CoCos par value | €				€ 100,000
HFSF percentage of restricted voting rights				1.47%
Hfsf Percentage Of Full Voting Rights										38.92%
Amount of CoCos issued by the Bank in the name of HFSF | €		€ 2,029,000,000
Redeemable preference shares to the Hellenic Republic
Preferrence Stock Shares Outstanding Issued													270,000,000
Conversion Of Stock Shares Issued For Hfsf													1,305,000,000
Issue Of Redeemable Preference Shares								200,000,000												200,000,000	70,000,000
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.									130
Bank's Share Capital Increase | €								€ 1,000,000,000	€ 350,000,000
Issuance of preferred stock - Par value per share | € / shares								€ 5												€ 5	€ 5
Repurchase of non-cumulative, non-voting, redeemable preference shares
Tendered ADS amount on expiration time of offer							12,360,169
Purchase cost of tendered ADS | $																	$ 155
Number of oustanding American Depositary Shares																			25,000,000
Bank announced an offer to purchase for cash outstanding American Depositary Shares																			22,500,000
Purchase of the ADSs was settled by the Bank (shares) | $ / shares																			$ 12.5
Remaining Outstanding American Depositary Shares after Purchase (Shares)							12,639,831
Ordinary shares converted from the outstanding perference share based on Cabinet Act 45/07.12.2015 (shares)													298,700,987
Percentage Of Validly Tendered Ads OverTotal Ads							49.40%
In-Kind Contribution
Paid In Capital [Line Items]
Common stock issued	8,911,608,218	211,979,849
Stock Issued During Period, Value, New Issues | €	€ 2,673,000,000
Conversion Of Securities Amount Converted | €		€ 64,000,000
In-Cash Contribution
Paid In Capital [Line Items]
Common stock issued															2,316,353,950
Common share capital increase of EUR 2,673 million out of which EUR 676 million through subscription in kind (see Note 33) | €															€ 695,000,000
Offer Abroad above EUR 1,456 million | In-Cash Contribution
Paid In Capital [Line Items]
Stock Issued During Period, Value, New Issues | €						€ 146,000,000
Offer Abroad below EUR 1,456 million | In-Cash Contribution
Paid In Capital [Line Items]
Stock Issued During Period, Value, New Issues | €						€ 300,000,000
Offer Abroad | In-Cash Contribution
Paid In Capital [Line Items]
Common stock issued			1,524,851,811
Stock Issued During Period, Value, New Issues | €			€ 457,000,000
Public Offering | In-Cash Contribution
Paid In Capital [Line Items]
Common stock issued			999,852,461
Stock Issued During Period, Value, New Issues | €			€ 300,000,000
HFSF | In-Kind Contribution
Paid In Capital [Line Items]
Common stock issued		2,254,869,160
Stock Issued During Period, Value, New Issues | €		€ 676,000,000
Adverse Scenario Shortfall Coverage					25.00%
CoCos | In-Kind Contribution
Paid In Capital [Line Items]
Adverse Scenario Shortfall Coverage					75.00%
NYSE abnormally low price levels limits
Paid In Capital [Line Items]
Underlying shares represented by one ADR										0.15